PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	Property and equipment as of March 31, 2016 and December 31, 2015 is summarized as follows:

	March 31, 2016	December 31, 2015
Computer equipment	$68,449	$68,449
Furniture and fixtures	10,117	10,117
Subtotal	78,566	78,566
Less accumulated depreciation	(63,066)	(60,158)
Property and equipment, net	$15,500	$18,408
Property and equipment as of December 31, 2015 and 2014 is summarized as follows:

	2015	2014
Computer equipment	$68,449	$54,900
Furniture and fixtures	10,117	7,803
Subtotal	78,566	62,703
Less accumulated depreciation	(60,158)	(49,683)
Property and equipment, net	$18,408	$13,020